Income Taxes - Schedule of the Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Trade and notes receivable, principally due to allowance for doubtful accounts	$ 11.6	$ 9.2
Accrued employee benefits	53.1	34.1
Unfavorable leases	132.5	58.8
Liabilities not currently deductible for tax	52.0	53.2
Tax loss and credit carryforwards	215.5	107.2
Other		0.5
Total gross deferred tax assets	464.7	263.0
Valuation allowance	(68.8)	(97.7)	$ (93.3)	$ (99.6)
Net deferred tax assets	395.9	165.3
Less deferred tax liabilities:
Property and equipment, principally due to differences in depreciation	48.4	10.3
Intangible assets	800.7	640.2
Leases	117.3	89.0
Statutory Impairment	8.0	9.2
Derivatives	28.1	65.9
Outside basis difference	272.3
Other	16.8
Total gross deferred tax liabilities	2,291.6	814.6
Net deferred tax liability	$ 1,895.7	$ 649.3